Share Capital - Schedule of Assumptions Used to Estimate Fair Value of Derivative Financial Liability Attributable to Rights Held by Rio Tinto (Detail) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 03, 2013 2014 Rights Offering [Member] ExchangeRate	Dec. 31, 2013 2014 Rights Offering [Member] ExchangeRate	Jul. 19, 2012 2012 Rights Offering [Member] ExchangeRate	Jun. 14, 2012 2012 Rights Offering [Member] ExchangeRate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ex-rights share price	$ 3.38	$ 3.30	$ 8.93	$ 9.52
Risk-free rate of return	0.08%	0.08%		0.17%
Spot Cdn$ exchange rate	0.94	0.94	1.02	0.98